Deferred Income and Revenue	6 Months Ended
Jun. 30, 2023
Deferred Income and Revenue [Abstract]
Deferred Income and Revenue	DEFERRED INCOME AND REVENUE
Out of the €120 million upfront payment received from Ipsen in application of the licensing agreement signed in December 2021, an amount of €40 million was recognized as Deferred income in 2021. The Deferred income is recognized as revenue as GENFIT carries out its part of the double-blind ELATIVE® study, based on the progress made relative to the originally developed budget. As of June 30, 2023, the Company considers that this initial budget is still appropriate based on progress performed.
During the first six months of 2022,€8.2 million of said balance was recognized as revenue.
During the first six months of 2023, €8.2 million of said balance was recognized as revenue.
As of June 30, 2023, €15.9 million of Deferred income remains, €11.1 million of which relates to Current deferred income and €4.8 million of which relates to Noncurrent deferred income, which was determined based on the original budget.
See Note 8 - "Revenues and Other income".